Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Mar. 30, 2016
Document Effective Date	Mar. 30, 2016
Prospectus Date	Apr. 01, 2016
Gotham Hedged Plus Fund | Institutional Class
Prospectus:
Trading Symbol	GHPLX